Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2016
Fair Value Disclosures [Abstract]
Summary of Company's Financial Assets and Liabilities that were Accounted for at Fair Value on Recurring Basis

The following table sets forth by level within the fair value hierarchy, the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis at 31 March 2016 according to the valuation techniques the Company used to determine their fair values.

	Fair Value at 31 March 2016	Fair Value Measurements Using Inputs Considered as
(Millions of US dollars)		Level 1	Level 2	Level 3
Interest rate swap contracts included in Accounts Payable	$3.7	$-	$3.7	$-

Total Liabilities	$3.7	$-	$3.7	$-